Average Annual Total Returns - ClassACS - DWS Money Market Prime Series	DWS Cash Investment Trust Class A Class Inception	DWS Cash Investment Trust Class A 1 Year	DWS Cash Investment Trust Class A 5 Years	DWS Cash Investment Trust Class A 10 Years	DWS Cash Investment Trust Class C Class Inception	DWS Cash Investment Trust Class C 1 Year	DWS Cash Investment Trust Class C 5 Years	DWS Cash Investment Trust Class C 10 Years	DWS Cash Investment Trust Class S Class Inception	DWS Cash Investment Trust Class S 1 Year	DWS Cash Investment Trust Class S 5 Years	DWS Cash Investment Trust Class S 10 Years
Total	Mar. 12, 2007	0.36%	0.74%	0.37%	Mar. 12, 2007	0.15%	0.33%	0.17%	Mar. 12, 2007	0.45%	0.91%	0.46%